CONSOLIDATED STATEMENTS OF CASH FLOWS ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)		Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Cash flows from operating activities:
Profit for the year	₨ 23,568	$ 311		₨ 17,238		₨ 19,498
Adjustments for:
Tax expense/(benefit), net	8,730	115		9,175		(1,466)
Fair value changes and profit on sale of financial instruments measured at FVTPL, net	(277)	(4)		(557)		(929)
Depreciation and amortization	11,824	156		12,796		12,472
Impairment of non-current assets	7,562	100		8,588		16,767
Allowance for credit losses (on trade receivables and other advances)	55	1		230		190
(Gain)/loss on sale or de-recognition of non-current assets, net	(1,119)	(15)		42		68
Share of profit of equity accounted investees	(703)	(9)		(480)		(561)
Foreign exchange (gain)/loss, net	(766)	(10)		1,856		(2,168)
Interest (income)/expense, net	(7)	0	[1]	144		95
Equity settled share-based payment expense	592	8		584		521
Dividend income	0	0		0	[1]	(5)
Changes in operating assets and liabilities:
Trade and other receivables	(17,012)	(224)		2,081		(12,446)
Inventories (Refer to Note 10 for inventory write downs)	(5,328)	(70)		(9,881)		(1,487)
Trade and other payables	4,412	58		2,861		1,576
Other assets and other liabilities, net	4,014	53		(3,258)		4,821
Cash generated from operations	35,545	468		41,419		36,946
Income tax paid, net	(7,437)	(98)		(5,716)		(7,105)
Net cash from operating activities	28,108	370		35,703		29,841
Cash flows used in investing activities:
Expenditures on property, plant and equipment	(14,660)	(193)		(9,741)		(4,846)
Proceeds from sale of property, plant and equipment	370	5		85		131
Expenditures on other intangible assets	(4,389)	(58)		(2,820)		(1,269)
Proceeds from sale of other intangible assets	2,946	39				259
Payment for acquisition of business (Refer to Note 6)	(326)	(4)		(15,514)
Purchase of other investments	(88,972)	(1,173)		(75,418)		(111,918)
Proceeds from sale of other investments	77,771	1,025		79,528		111,704
Dividends received from equity accounted investees						392
Interest and dividend received	873	12		1,220		624
Net cash used in investing activities	(26,387)	(348)		(22,660)		(4,923)
Cash flows used in financing activities:
Proceeds from issuance of equity shares (including treasury shares)	334	4		269		4
Purchase of treasury shares	0	0		(1,193)		(474)
Proceeds from short-term borrowings, net (Refer to Note 17)	3,520	46		6,791		4,235
Proceeds from long-term borrowings (Refer to Note 17)				3,800
Repayment of long-term borrowings (Refer to Note 17)				(3,743)		(22,918)
Payment of principal portion of lease liabilities (Refer to Note 17)	(785)	(10)		(754)		(482)
Dividend paid (March 31, 2020 including corporate dividend tax)	(4,146)	(55)		(4,147)		(3,916)
Interest paid	(1,345)	(18)		(1,321)		(1,608)
Net cash used in financing activities	(2,422)	(32)		(298)		(25,159)
Net (decrease)/increase in cash and cash equivalents	(701)	(9)		12,745		(241)
Effect of exchange rate changes on cash and cash equivalents	733	10		113		(25)
Cash and cash equivalents at the beginning of the year	14,820	195		1,962		2,228
Cash and cash equivalents at the end of the year (Refer to Note 7)	₨ 14,852	$ 196		₨ 14,820		₨ 1,962

[1]	Rounded to the nearest million.